Revenue - Disclosure Of Changes In Trade Receivables Contract Assets And Contract Liabilities Explanatory (Detail) € in Thousands	6 Months Ended
Jun. 30, 2019 EUR (€)
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Trade receivables, beginning balance	€ 2,690
Trade receivables, additions	5,819
Trade receivables, deductions	(7,116)
Trade receivables, ending balance	1,393
Contract assets, beginning balance	236
Contract assets, additions	114
Contract assets, deductions	(278)
Contract assets, ending balance	72
Contract liabilities, beginning balance	114,609
Contract liabilities, additions	848
Contract liabilities, deductions	(8,583)
Contract liabilities, ending balance	106,874
Deferred revenue [member]
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Contract liabilities, beginning balance	114,609
Contract liabilities, additions	848
Contract liabilities, deductions	(8,583)
Contract liabilities, ending balance	106,874
Trade receivables [member]
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Trade receivables, beginning balance	2,690
Trade receivables, additions	5,819
Trade receivables, deductions	(7,116)
Trade receivables, ending balance	1,393
Unbilled receivables [member]
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Contract assets, beginning balance	236
Contract assets, additions	114
Contract assets, deductions	(278)
Contract assets, ending balance	€ 72